Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Income Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Class A
Trading Symbol	AIOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security allocation
| Relative returns were positive versus the benchmark over the year, with security selection predominantly impacting the outcome. Security selection was most favorable in the telecommunication – wireline integrated & services sector. Selection was also positive within the software services sector, with an allocation to a cloud software company being the primary driver. Selection in chemicals was a tailwind due to an overweight allocation to the industry and specifically a chemical-based company supplying the energy sector.
Credit
| Allocations to lower-rated high-yield bonds and BB rated debt positively contributed to performance.
Maturity
| The Fund does not make selections based on the interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Top Performance Detractors
Industry allocation
| Relative returns were positive versus the benchmark over the year; however, industry allocation was a detractor for this period. Industry allocations were least favorable in the telecommunication – wireline integrated & services sector, despite individual security performance contributing to total returns. Sector selection was also negative within specialty retail, with a specific underweight to a personal apparel company. A slight overweight to a health care company detracted from overall fund performance.
Credit
| Allocations to unrated debt, cash and lower allocations to investment-grade debt negatively contributed to performance.
Maturity
| The Fund does not make selections based on interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	9.54	2.99	3.69
Class A (including sales charges) (a)	4.34	1.99	3.19
ICE BofA BB-B US Cash Pay High Yield Constrained Index	10.47	3.87	4.53
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 766,312,484
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 4,714,981
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 766,312,484
Total number of portfolio holdings	381
Management services fees (represents 0.65% of Fund average net assets)	$ 4,714,981
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%

Columbia Income Opportunities Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Advisor Class
Trading Symbol	CPPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security allocation
| Relative returns were positive versus the benchmark over the year, with security selection predominantly impacting the outcome. Security selection was most favorable in the telecommunication – wireline integrated & services sector. Selection was also positive within the software services sector, with an allocation to a cloud software company being the primary driver. Selection in chemicals was a tailwind due to an overweight allocation to the industry and specifically a chemical-based company supplying the energy sector.
Credit
| Allocations to lower-rated high-yield bonds and BB rated debt positively contributed to performance.
Maturity
| The Fund does not make selections based on the interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Top Performance Detractors
Industry allocation
| Relative returns were positive versus the benchmark over the year; however, industry allocation was a detractor for this period. Industry allocations were least favorable in the telecommunication – wireline integrated & services sector, despite individual security performance contributing to total returns. Sector selection was also negative within specialty retail, with a specific underweight to a personal apparel company. A slight overweight to a health care company detracted from overall fund performance.
Credit
| Allocations to unrated debt, cash and lower allocations to investment-grade debt negatively contributed to performance.
Maturity
| The Fund does not make selections based on interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	9.79	3.23	3.95
ICE BofA BB-B US Cash Pay High Yield Constrained Index	10.47	3.87	4.53
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 766,312,484
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 4,714,981
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 766,312,484
Total number of portfolio holdings	381
Management services fees (represents 0.65% of Fund average net assets)	$ 4,714,981
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%

Columbia Income Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Class C
Trading Symbol	RIOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 178	1.71%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security allocation
| Relative returns were positive versus the benchmark over the year, with security selection predominantly impacting the outcome. Security selection was most favorable in the telecommunication – wireline integrated & services sector. Selection was also positive within the software services sector, with an allocation to a cloud software company being the primary driver. Selection in chemicals was a tailwind due to an overweight allocation to the industry and specifically a chemical-based company supplying the energy sector.
Credit
| Allocations to lower-rated high-yield bonds and BB rated debt positively contributed to performance.
Maturity
| The Fund does not make selections based on the interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Top Performance Detractors
Industry allocation
| Relative returns were positive versus the benchmark over the year; however, industry allocation was a detractor for this period. Industry allocations were least favorable in the telecommunication – wireline integrated & services sector, despite individual security performance contributing to total returns. Sector selection was also negative within specialty retail, with a specific underweight to a personal apparel company. A slight overweight to a health care company detracted from overall fund performance.
Credit
| Allocations to unrated debt, cash and lower allocations to investment-grade debt negatively contributed to performance.
Maturity
| The Fund does not make selections based on interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	8.73	2.21	2.92
Class C (including sales charges) (a)	7.73	2.21	2.92
ICE BofA BB-B US Cash Pay High Yield Constrained Index	10.47	3.87	4.53
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 766,312,484
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 4,714,981
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 766,312,484
Total number of portfolio holdings	381
Management services fees (represents 0.65% of Fund average net assets)	$ 4,714,981
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%

Columbia Income Opportunities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CIOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security allocation
| Relative returns were positive versus the benchmark over the year, with security selection predominantly impacting the outcome. Security selection was most favorable in the telecommunication – wireline integrated & services sector. Selection was also positive within the software services sector, with an allocation to a cloud software company being the primary driver. Selection in chemicals was a tailwind due to an overweight allocation to the industry and specifically a chemical-based company supplying the energy sector.
Credit
| Allocations to lower-rated high-yield bonds and BB rated debt positively contributed to performance.
Maturity
| The Fund does not make selections based on the interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Top Performance Detractors
Industry allocation
| Relative returns were positive versus the benchmark over the year; however, industry allocation was a detractor for this period. Industry allocations were least favorable in the telecommunication – wireline integrated & services sector, despite individual security performance contributing to total returns. Sector selection was also negative within specialty retail, with a specific underweight to a personal apparel company. A slight overweight to a health care company detracted from overall fund performance.
Credit
| Allocations to unrated debt, cash and lower allocations to investment-grade debt negatively contributed to performance.
Maturity
| The Fund does not make selections based on interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	9.80	3.25	3.96
ICE BofA BB-B US Cash Pay High Yield Constrained Index	10.47	3.87	4.53
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 766,312,484
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 4,714,981
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 766,312,484
Total number of portfolio holdings	381
Management services fees (represents 0.65% of Fund average net assets)	$ 4,714,981
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%

Columbia Income Opportunities Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Institutional 2 Class
Trading Symbol	CEPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security allocation
| Relative returns were positive versus the benchmark over the year, with security selection predominantly impacting the outcome. Security selection was most favorable in the telecommunication – wireline integrated & services sector. Selection was also positive within the software services sector, with an allocation to a cloud software company being the primary driver. Selection in chemicals was a tailwind due to an overweight allocation to the industry and specifically a chemical-based company supplying the energy sector.
Credit
| Allocations to lower-rated high-yield bonds and BB rated debt positively contributed to performance.
Maturity
| The Fund does not make selections based on the interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Top Performance Detractors
Industry allocation
| Relative returns were positive versus the benchmark over the year; however, industry allocation was a detractor for this period. Industry allocations were least favorable in the telecommunication – wireline integrated & services sector, despite individual security performance contributing to total returns. Sector selection was also negative within specialty retail, with a specific underweight to a personal apparel company. A slight overweight to a health care company detracted from overall fund performance.
Credit
| Allocations to unrated debt, cash and lower allocations to investment-grade debt negatively contributed to performance.
Maturity
| The Fund does not make selections based on interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	9.88	3.31	4.04
ICE BofA BB-B US Cash Pay High Yield Constrained Index	10.47	3.87	4.53
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 766,312,484
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 4,714,981
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 766,312,484
Total number of portfolio holdings	381
Management services fees (represents 0.65% of Fund average net assets)	$ 4,714,981
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%

Columbia Income Opportunities Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Income Opportunities Fund
Class Name	Institutional 3 Class
Trading Symbol	CIOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security allocation
| Relative returns were positive versus the benchmark over the year, with security selection predominantly impacting the outcome. Security selection was most favorable in the telecommunication – wireline integrated & services sector. Selection was also positive within the software services sector, with an allocation to a cloud software company being the primary driver. Selection in chemicals was a tailwind due to an overweight allocation to the industry and specifically a chemical-based company supplying the energy sector.
Credit
| Allocations to lower-rated high-yield bonds and BB rated debt positively contributed to performance.
Maturity
| The Fund does not make selections based on the interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.
Top Performance Detractors
Industry allocation
| Relative returns were positive versus the benchmark over the year; however, industry allocation was a detractor for this period. Industry allocations were least favorable in the telecommunication – wireline integrated & services sector, despite individual security performance contributing to total returns. Sector selection was also negative within specialty retail, with a specific underweight to a personal apparel company. A slight overweight to a health care company detracted from overall fund performance.
Credit
| Allocations to unrated debt, cash and lower allocations to investment-grade debt negatively contributed to performance.
Maturity
| The Fund does not make selections based on interest rate outlook and, therefore, duration did not have a meaningful impact on relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	9.94	3.36	4.10
ICE BofA BB-B US Cash Pay High Yield Constrained Index	10.47	3.87	4.53
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 766,312,484
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 4,714,981
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 766,312,484
Total number of portfolio holdings	381
Management services fees (represents 0.65% of Fund average net assets)	$ 4,714,981
Portfolio turnover for the reporting period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
IRB Holding Corp. 06/15/2025 7.000%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%